united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH  45246

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/21

Item 1. Reports to Stockholders.

December 31, 2021

The Altegris Mutual Funds

A SERIES OF NORTHERN LIGHTS FUND TRUST

Semi-Annual Report

Altegris Futures Evolution Strategy Fund

Advised by:
Altegris Advisors, LLC
1200 Prospect, Suite 400
La Jolla, CA 92037

877.524.9441 | WWW.ALTEGRIS.COM

Altegris Futures Evolution Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2021

The Fund’s performance figures* for the period ended December 31, 2021, compared to its benchmark:

					Since Inception	Since Inception
	Six Months	One Year	Five Years	Ten Years	February 16, 2012	October 31, 2011
Altegris Futures Evolution Strategy Fund - Class A	2.55%	11.85%	0.26%	2.37%	N/A	2.45%
Altegris Futures Evolution Strategy Fund - Class A with load **	(3.37)%	5.47%	(0.92)%	1.76%	N/A	1.86%
Altegris Futures Evolution Strategy Fund - Class C	2.22%	11.14%	(0.49)%	N/A	1.61%	N/A
Altegris Futures Evolution Strategy Fund - Class I	2.72%	12.19%	0.52%	2.64%	N/A	2.72%
Altegris Futures Evolution Strategy Fund - Class N	2.60%	12.04%	0.27%	2.37%	N/A	2.46%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ***	0.02%	0.05%	1.14%	0.63%	0.64%	0.62%
S&P 500 Total Return Index ^	11.67%	28.71%	18.47%	16.55%	15.84%	16.35%
SG Trend Index +	1.58%	9.09%	3.53%	2.85%	2.73%	2.95%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.

The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. The Fund’s total annual operating expense ratios, before any fee waivers, are 2.15%, 2.90%, 1.90%, and 2.15% for Class A, Class C, Class I, and Class N shares, respectively, per the Fund’s prospectus dated October 28, 2021. Class A shares are subject to a sales charge imposed on purchase of 5.75% and Class A and Class C Shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call 1-877-772-5838.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	Bank of America Merrill Lynch 3-Month Treasury Bill Index: Is an unmanaged index that measures the returns of three-month Treasury Bills. Investors cannot directly invest in an index.

^	S&P 500 Total Return Index is unmanaged and is generally representative of certain portions of the U.S. equity markets. Investors cannot directly invest in an index.

+	SG Trend Index calculates the net daily rate of return for a group of 10 trend following CTAs selected from the largest managers open to new investment. Investors cannot directly invest in an index.

Holdings by Type of Investment as of December 31, 2021	% of Net Assets
Open Ended Fund	71.4%
Purchase Options	20.1%
Other, Cash & Cash Equivalents	8.5%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares				Fair Value
	OPEN END FUNDS — 71.4%
	FIXED INCOME - 71.4%
8,872,835	DoubleLine Low Duration Bond Fund Class I (Cost $88,343,349)			$87,663,605

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 0.0%
	MACHINERY — 0.0%
52,619	INVEPAR A-1(a) (b) (c) (Cost $2,780)	0.0000	12/30/28	0

Shares
	WARRANT — 0.0%
	ENGINEERING & CONSTRUCTION - 0.0%
43,904	OAS S.A. (Brazil) (b) (c) (d) (e) (Cost $8,837)			0

Contracts		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 20.1%
135,260	NOMURA CALL OPTION ISAM	Nomura	08/16/2023	$0.001	$10,193,586	$10,008,938
171,172	NOMURA CALL OPTION WNTN	Nomura	08/16/2023	0.001	9,780,570	9,519,399
26,547	NOMURA CALL OPTION WNTN TRND	Nomura	08/16/2023	0.001	5,262,191	5,120,742
	TOTAL CALL OPTIONS PURCHASED (Cost - $25,236,347)					24,649,079

	TOTAL INVESTMENTS - 91.5% (Cost $113,591,313)					$112,312,684
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.5%					10,433,467
	NET ASSETS - 100.0%					$122,746,151

S/A	- Société Anonyme

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021 the total market value of 144A securities is 0 or 0% of net assets.

(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees as of December 31, 2021.

(c)	Illiquid holdings.

(d)	Non-income producing.

(e)	Defaulted bond.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

ISAM Top 50 Holdings ^

FUTURES CONTRACTS

				Unrealized
Number of			Notional Value at	Appreciation/	% of Fund Net
Contracts	Description	Expiration Date	December 31, 2021	(Depreciation)	Assets
Long Contracts
11	Carbon Emission Futures	Dec-22	1,008,690	$101,739	0.08%
16	Coffee NY Futures	Mar-22	1,356,600	39,150	0.03%
32	Euro BTS Futures	Mar-22	4,108,117	(16,668)	(0.01)%
6	Gold Futures	Feb-22	1,097,160	11,590	0.01%
3	Japan Government Bond Futures	Mar-22	3,950,587	(11,423)	(0.01)%
89	Kosdaq 150 index Futures	Mar-22	1,126,312	20,045	0.02%
18	Live Cattle Futures	Apr-22	1,042,740	780	0.00%
23	LME Zinc Futures	Mar-22	2,040,100	108,923	0.09%
15	Soybean Futures	Mar-22	1,004,438	11,775	0.01%
9	Swiss Index Futures	Mar-22	1,262,625	30,672	0.02%
			Subtotal	296,583
Short Contracts
(76)	2 Yr Treasury Note Futures	Mar-22	16,581,063	12,219	0.01%
(9)	5 Yr Treasury Note Futures	Mar-22	1,088,789	(2,719)	(0.00)%
(59)	Australian 3 Yr Bond Futures	Mar-22	4,891,526	(3,496)	(0.00)%
(8)	ERX 2 Bund Futures	Mar-22	1,019,025	17	0.00%
(18)	H-Share Futures	Jan-22	954,293	(4,874)	(0.00)%
(6)	Ice 3 Month Sonia Futures	Dec-22	2,005,950	118	0.00%
(53)	Ice 3 Month Sonia Futures	Mar-22	17,709,362	5,853	0.00%
(11)	Korean 10 year Bond Futures	Feb-22	1,149,851	6,645	0.01%
(92)	LIF Euribot Futures	Dec-22	1,873,813	16,515	0.01%
			Subtotal	30,278

CREDIT DEFUALT SWAPS

				Unrealized
Number of			Notional Value at	Appreciation/	% of Fund Net
Contracts	Description	Maturity Date	December 31, 2021	(Depreciation)	Assets
2,400,000	Markit CDX North America Investment Grade	12/20/2026	$2,400,000	$58,295	0.05%
2,350,000	MARKIT ITRX EUROPE	12/20/2026	2,671,950	52,454	0.04%
2,250,000	MARKIT ITRX EUROPE	12/20/2026	2,558,250	58,357	0.05%
			Subtotal	$169,106

EQUITY SWAP

			Unrealized
Number of		Notional Value at	Appreciation/	% of Fund Net
Contracts	Description	December 31, 2021	(Depreciation)	Assets
13,400	J.P. Morgan iDex U.S. Custom Market Cap Healthcare USD Index	958,100	28,428	0.02%

INTEREST RATE SWAPS

				Unrealized
Number of			Notional Value at	Appreciation/	% of Fund Net
Contracts	Description	Maturity Date	December 31, 2021	(Depreciation)	Assets
30,000,000	USD Rate Swap	6/17/2024	1,162,537	83,107	0.07%
1,000,000,000	USD Rate Swap	6/20/2024	246,913,580	12,741	0.01%
20,000,000	CNY Rate Swap	3/16/2027	1,638,854	202,812	0.17%
40,000,000	CZK Rate Swap	3/17/2027	952,250	2,939,519	2.39%
2,000,000	GBP Rate Swap	6/16/2027	1,478,907	8,119	0.01%
1,000,000,000	KRW Rate Swap	6/16/2027	546,448,087	(9,134)	(0.01)%
4,000,000	NZD Rate Swap	6/16/2027	1,492,022	(38,035)	(0.03)%
2,000,000	NZD Rate Swap	3/17/2032	1,393,061	102,604	0.08%
5,000,000	PLN Rate Swap	3/17/2032	1,264,286	693,953	0.57%
20,000,000	MXN Rate Swap	6/2/2032	1,015,417	(172,576)
			Subtotal	$3,823,110

FORWARD FOREIGN CURRENCY CONTRACTS

				Unrealized
	Currency to Deliver/			Appreciation/	% of Fund Net
Settlement Date	Receive	Value	U.S. Dollar Value	(Depreciation)	Assets
To Buy:
03/16/22	CAD/TBH	1,550,000	1,549,656	(29,342)	(0.02)%
03/16/22	EUR/KRW	1,300,000	1,303,309	1,184	0.00%
03/16/22	EUR/INH	1,100,000	1,109,287	(18,460)	(0.02)%
03/16/22	EUR/BRL	1,000,000	1,017,782	(24,204)	(0.02)%
03/16/22	EUR/TRY	950,000	1,010,329	70,442	0.06%
03/16/22	EUR/HUF	900,000	905,916	4,625	0.00%
03/16/22	GBP/JPY	1,700,000	1,698,525	23,085	0.02%
03/16/22	GBP/COP	1,500,000	1,491,214	33,368	0.03%
03/16/22	GBP/IDR	900,000	905,256	(15,238)	(0.01)%
03/16/22	USD/TWD	1,500,000	1,496,329	717	0.00%
			Subtotal	$46,177
To Sell:
03/16/22	EUR/INR	2,000,000	1,310,976	3,534	0.00%
03/16/22	EUR/TRY	1,100,000	903,978	(10,234)	(0.01)%
03/16/22	GBP/ILS	1,400,000	2,202,222	32,975	0.03%
03/16/22	GBP/USD	1,300,000	1,194,463	13,735	0.01%
03/16/22	GBP/PHP	1,200,000	1,110,933	(19,901)	(0.02)%
03/16/22	GBP/CNH	1,400,000	1,003,144	4,845	0.00%
03/16/22	USD/IDR	1,400,000	2,514,600	11,931	0.01%
			Subtotal	$36,885

		All Other Investments		5,578,371
	Total Value of Purchased Option			10,008,938

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

WNTN Top 50 Holdings ^

FUTURES CONTRACTS

				Unrealized
			Notional Value at	Appreciation/	% of Fund
Number of Contracts	Description	Expiration Date	December 31, 2021	(Depreciation)	Net Assets
Long Contracts
27	AS-BK Bill Futures	Mar-22	1,400,238	$(268)	(0.00)%
11	CAC Jumbo Futures	Jan-22	893,375	19,829	0.02%
16	Cotton Futures	Mar-22	900,800	(15,145)	(0.01)%
17	Cotton Futures	May-22	939,080	(20,995)	(0.02)%
5	E-Mini NASDAQ Futures	Mar-22	1,632,075	21,839	0.02%
17	E - Mini S&P 500 Futures	Mar-22	4,044,725	67,947	0.06%
-8	E-mini Russell Futures	Mar-22	897,120	(25,025)	(0.02)%
10	ERX 2 Bund Futures	Mar-22	1,273,781	(2,024)	(0.00)%
13	Euro BTS Futures	Mar-22	1,668,923	(7,379)	(0.01)%
12	FTSE Taiwan Index Futures	Jan-22	769,680	4,460	0.00%
2	Japanese Bond Futures	Mar-22	2,633,725	(8,513)	(0.01)%
13	LME Aluminum Futures	Jan-22	910,975	(25,434)	(0.02)%
16	LME Lead Futures	Feb-22	927,800	(15,442)	(0.01)%
7	LME Nickel Futures	Jan-22	876,687	29,210	0.02%
10	LME Zinc Futures	Jan-22	890,625	34,863	0.03%
6	S&P Canada Futuress	Mar-22	1,216,138	19,911	0.02%
14	Soybeans Futuress	Mar-22	937,475	(1,138)	(0.00)%
14	Soybeans Futuress	May-22	944,300	775	0.00%
12	US 10Y Note Futures	Mar-22	1,565,625	4,734	0.00%
			Subtotal	$82,205

				Unrealized
			Notional Value at	Appreciation/	% of Fund
Number of Contracts	Description	Expiration Date	December 31, 2021	(Depreciation)	Net Assets
Short Contracts
(32)	2 Year T Note Futures	Mar-22	6,981,500	$(86)	(0.00)%
(31)	Australian 3 Yr Bond Futures	Mar-22	2,570,124	(510)	(0.00)%
(8)	Hong Kong Index Futures	Jan-22	1,203,130	(11,518)	(0.01)%
(16)	H-Share Index Futures	Jan-22	848,260	(4,976)	(0.00)%
(3)	Ice 3 Month Sonia Futures	Sep-22	1,003,888	(85)	(0.00)%
(11)	Ice 3 Month Sonia Futures	Dec-22	3,677,575	2,131	0.00%
(14)	Ice 3 Month Sonia Futures	Mar-23	4,677,945	6,292	0.01%
(14)	Ice 3 Month Sonia Futures	Jun-23	4,675,577	7,612	0.01%
(15)	Ice 3 Month Sonia Futures	Sep-23	5,008,024	8,271	0.01%
(15)	Ice 3 Month Sonia Futures	Dec-23	5,007,770	7,426	0.01%
(14)	Ice 3 Month Sonia Futures	Mar-24	4,675,103	5,616	0.00%
(13)	Ice 3 Month Sonia Futures	Jun-24	4,342,926	5,514	0.00%
(12)	Ice 3 Month Sonia Futures	Sep-24	4,010,682	3,907	0.00%
(8)	Ice 3 Month Sonia Futures	Dec-24	2,674,870	846	0.00%
(12)	LME Aluminum Futures	Jan-22	840,900	(38,631)	(0.03)%
			Subtotal	(8,191)

FORWARD FOREIGN CURRENCY CONTRACTS

	Currency to					Unrealized
	Deliver/		In Exchange			Appreciation/	% of Fund
Settlement Date	Receive	Value	For	Value	U.S. Dollar Value	(Depreciation)	Net Assets
To Buy:
1/4/2022	BRL	13,127,845	USD	2,352,450	$2,356,448	$3,800	0.00%
1/4/2022	USD	2,300,000	BRL	13,127,845	2,300,152	(56,296)	(0.05)%
3/16/2022	CAD	33	USD	2,600,778	2,610,960	7,872	0.01%
3/16/2022	CNH	28,000,000	USD	4,369,618	4,398,800	15,396	0.01%
3/16/2022	GBP	43	USD	3,611,450	3,636,725	25,006	0.02%
3/16/2022	MXN	57	USD	1,346,285	1,389,090	29,125	0.02%

To Sell:
1/4/2022	BRL	12,968,830	USD	2,323,955	$2,327,905	$(3,754)	(0.00)%
1/4/2022	USD	2,300,000	BRl	12,968,830	2,300,152	27,752	0.02%
1/21/2022	USD	2,300,000	INR	172,848,100	2,304,047	15,574	0.01%
1/28/2022	USD	1,400,000	RUB	104,250,418	1,407,433	(18,817)	(0.02)%
1/28/2022	USD	1,000,000	KRW	1,185,108,120	1,001,539	(4,744)	(0.00)%
2/2/2022	USD	1,500,000	BRL	8,639,700	1,510,371	40,456	0.03%
3/16/2022	AUD	12	USD	855,855	871,560	(17,505)	(0.01)%
3/16/2022	CNH	8,000,000	USD	1,248,039	1,256,800	(4,822)	(0.00)%
3/16/2022	EUR	221	USD	31,292,620	31,409,625	(206,786)	(0.17)%
3/16/2022	JPY	146	USD	16,001,890	15,853,775	128,040	0.10%
					Subtotal	$(19,703)

				All Other Investments		9,461,288
				Total Value of Purchased Option		9,519,399

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

WNTN TRND Top 50 Holdings ^

FUTURES CONTRACTS

			Notional Value at	Unrealized
Number of			December 31,	Appreciation/	% of Fund Net
Contracts	Description	Expiration Date	2021	(Depreciation)	Assets
Long Contracts
5	AS Index 200 Futures	Mar-22	667,016	527	0.00%
6	British Pound Futures	Mar-22	507,450	1,225	0.00%
5	CAC Jumbo Futures	Jan-22	406,080	8,033	0.01%
9	Canadian Dollar Futures	Mar-22	712,080	2,342	0.00%
16	Corn Futures	Mar-22	474,600	2,988	0.00%
3	Emini Nasdaq Futures	Mar-22	979,245	14,956	0.01%
10	Emini S&P Futures	Mar-22	2,379,250	36,763	0.03%
6	ERX 2 Bund Futures	Mar-22	764,269	(1,092)	(0.00)%
5	Euro Bund Futures	Mar-22	974,238	(16,748)	(0.01)%
12	Euro Stoxx 50 Futures	Mar-22	584,987	12,308	0.01%
2	EURX Euro Buxl Futures	Mar-22	470,127	(24,650)	(0.02)%
2	Japan Government Bond Futures	Mar-22	2,633,725	(7,210)	(0.01)%
7	Live Cattle Futures	Apr-22	405,510	4,100	0.00%
7	LIF FTSE Futures	Mar-22	693,759	9,175	0.01%
9	LME Lead Futures	Feb-22	521,888	(11,436)	(0.01)%
29	Peso Futures	Mar-22	706,730	6,345	0.01%
9	Swiss Franc Futures	Mar-22	1,233,225	8,650	0.01%
			Subtotal	$46,276

			Notional Value at	Unrealized
Number of			December 31,	Appreciation/	% of Fund Net
Contracts	Description	Expiration Date	2021	(Depreciation)	Assets
Short Contracts
(14)	2 Year Treasury Note Futures	Mar-22	$3,054,406	$(39)	(0.00)%
(11)	5 Year Treasury Note Futures	Mar-22	1,330,742	(3,492)	(0.00)%
(54)	Aussie 3 Year Bond Futures	Mar-22	4,476,990	(669)	(0.00)%
(7)	Aussie 10 Year Bond Futures	Mar-22	707,541	1,733	0.00%
(13)	Australian Dollar Futures	Mar-22	944,190	(13,305)	(0.01)%
(8)	Emini MSCi Futures	Mar-22	490,520	(5,830)	(0.00)%
(3)	Erx Bobl Futures	Mar-22	454,482	296	0.00%
(24)	Eurodollar Futures	Dec-22	424,093	10,525	0.01%
(26)	Eurodollar Futures	Mar-23	458,668	10,188	0.01%
(26)	Eurodollar Futures	Jun-23	457,925	8,963	0.01%
(26)	Eurodollar Futures	Sep-23	457,275	5,825	0.00%
(24)	Eurodollar Futures	Dec-23	421,757	3,725	0.00%
(86)	Euro Futures	Mar-22	12,222,750	(59,190)	(0.05)%
(6)	HK Index Futures	Jan-22	902,348	(7,420)	(0.01)%
(9)	H-Share Index Futures	Jan-22	477,146	(2,328)	(0.00)%
(7)	ICE 3 month Sonia Futures	Sep-22	2,342,406	3,518	0.00%
(8)	ICE 3 month Sonia Futures	Dec-22	2,674,600	3,823	0.00%
(9)	ICE 3 month Sonia Futures	Mar-23	3,007,250	3,654	0.00%
(9)	ICE 3 month Sonia Futures	Jun-23	3,005,728	4,127	0.00%
(9)	ICE 3 month Sonia Futures	Sep-23	3,004,814	4,719	0.00%
(8)	ICE 3 month Sonia Futures	Dec-23	2,670,811	4,838	0.00%
(7)	ICE 3 month Sonia Futures	Mar-24	2,337,552	4,753	0.00%
(7)	ICE 3 month Sonia Futures	Jun-24	2,338,499	3,248	0.00%
(6)	ICE 3 month Sonia Futures	Sep-24	2,005,341	3,095	0.00%
(4)	ICE 3 month Sonia Futures	Dec-24	1,337,435	710	0.00%
(19)	LIF Euribor	Mar-23	386,443	1,748	0.00%
(19)	LIF Euribor	Jun-23	386,038	2,729	0.00%
(19)	LIF Euribor	Sep-23	385,768	2,544	0.00%
(8)	LME Lead Futures	Feb-22	463,900	(9,028)	(0.01)%
(9)	NZ Dollar Futures	Mar-22	614,340	(5,845)	(0.00)%
(4)	Silver Futures	Mar-22	467,040	(10,340)	(0.01)%
(6)	US Treasury Note Futures	Mar-22	782,813	(2,938)	(0.00)%
(45)	Yen Futures	Mar-22	4,886,438	30,229	0.02%
			Subtotal	$(5,434)
		All Other Investments		5,079,900
		Total Value of Purchased Option		5,120,742

^	This investment is not a direct holding of the Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2021

ASSETS
Investment securities:
At cost	$113,591,313
At value	$112,312,684
Cash	11,019,292
Receivable for Fund shares sold	100,785
Prepaid expenses and other assets	59,477
TOTAL ASSETS	123,492,238

LIABILITIES
Payable for Fund shares repurchased	550,373
Investment advisory fees payable	96,012
Payable to related parties	27,885
Distribution (12b-1) fees payable	9,403
Foreign cash due to custodian (Cost: $8,837)	7,961
Accrued expenses and other liabilities	54,453
TOTAL LIABILITIES	746,087
NET ASSETS	$122,746,151

Composition of Net Assets:
Paid in capital	$149,314,893
Accumulated loss	(26,568,742)
NET ASSETS	$122,746,151

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2021

Net Asset Value Per Share:
Class A Shares:
Net Assets	$5,492,340
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	675,513
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$8.13
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$8.63

Class C Shares:
Net Assets	$3,841,329
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	470,244
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)(d)	$8.17

Class I Shares:
Net Assets	$100,527,531
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	12,458,165
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$8.07

Class N Shares:
Net Assets	$12,884,951
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,581,907
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$8.15

(a)	Purchases of $1 million or more, a contingent deferred sales charge of up to 1.00% may apply to redemptions made within 18 months of purchase.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $25,000 or more, the sales load is reduced.

(d)	A contingent deferred sales charge of up to 1.00% may be applied to shares redeemed within 12 months of purchase.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
STATEMENT OF OPERATIONS (Unaudited)
Six Months ended December 31, 2021

INVESTMENT INCOME
Dividends	$809,890
Interest	754
TOTAL INVESTMENT INCOME	810,644

EXPENSES
Advisory fees	835,620
Distribution (12b-1) fees:
Class A	7,494
Class C	21,251
Class N	19,046
Administrative services fees	54,257
Third party administrative services fees	53,940
Registration fees	41,907
Transfer agent fees	36,792
Custodian fees	30,570
Legal fees	16,349
Accounting services fees	15,866
Audit fees	15,123
Printing and postage expenses	13,505
Trustees fees and expenses	10,569
Compliance officer fees	10,181
Insurance expense	3,258
Other expenses	2,521
TOTAL EXPENSES	1,188,249
Less: Fees waived by the Advisor	(168,213)
NET EXPENSES	1,020,036

NET INVESTMENT LOSS	(209,392)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Investments	(57,095)
Purchased Options	6,749,367
Net Realized Gain	6,692,272

Net change in unrealized appreciation/(depreciation) on:
Investments	(680,271)
Purchased Options	(1,403,299)
Foreign Currency Translations	876
Net change in unrealized appreciation	(2,082,694)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,609,578

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,400,186

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	For the Year Ended
	December 31,	June 30,
	2021	2021
	(Unaudited)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income/(loss)	$(209,392)	$1,592,898
Net realized gain on investments, purchased options, foreign currency contracts and translations	6,692,272	8,210,786
Net change in unrealized appreciation/(depreciation) on investments, purchased options and foreign currency translations	(2,082,694)	9,429,420
Net increase in net assets resulting from operations	4,400,186	19,233,104

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class A	(480,064)	(118,757)
Class C	(290,386)	(64,765)
Class I	(9,349,743)	(3,363,103)
Class N	(1,076,158)	(469,349)
Total distributions to shareholders	(11,196,351)	(4,015,974)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	611,847	888,380
Class C	—	32,580
Class I	7,464,212	30,512,730
Class N	784,874	10,769,195
Net asset value of shares issued in reinvestment of distributions:
Class A	422,582	109,203
Class C	277,910	60,501
Class I	5,130,294	2,264,215
Class N	1,040,302	460,985
Redemption fee proceeds:
Class A	291	612
Class C	—	5
Class I	426	4,621
Class N	—	401
Payments for shares redeemed:
Class A	(977,680)	(5,588,227)
Class C	(559,833)	(4,955,070)
Class I	(40,103,557)	(145,646,611)
Class N	(5,366,777)	(36,370,890)
Net decrease from shares of beneficial interest transactions	(31,275,109)	(147,457,370)

NET DECREASE IN NET ASSETS	(38,071,274)	(132,240,240)

NET ASSETS
Beginning of Period	160,817,425	293,057,665
End of Period	$122,746,151	$160,817,425

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	For the Year Ended
	December 31,	June 30,
	2021	2021
SHARE ACTIVITY	(Unaudited)
Class A:
Shares Sold	68,457	112,685
Shares Reinvested	51,038	14,345
Shares Redeemed	(112,047)	(713,697)
Net increase/(decrease) in shares of beneficial interest outstanding	7,448	(586,667)

Class C:
Shares Sold	—	4,173
Shares Reinvested	33,466	7,983
Shares Redeemed	(64,944)	(644,996)
Net decrease in shares of beneficial interest outstanding	(31,478)	(632,840)

Class I:
Shares Sold	860,126	3,896,862
Shares Reinvested	624,179	298,155
Shares Redeemed	(4,569,951)	(19,000,514)
Net decrease in shares of beneficial interest outstanding	(3,085,646)	(14,805,497)

Class N:
Shares Sold	91,607	1,387,936
Shares Reinvested	125,312	61,011
Shares Redeemed	(608,822)	(4,740,396)
Net decrease in shares of beneficial interest outstanding	(391,903)	(3,291,449)

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class A
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	December 31,		June 30,	June 30,		June 30,		June 30,		June 30,
	2021		2021	2020		2019		2018^		2017^
	(Unaudited)
Net asset value, beginning of year/period	$8.64		$7.74	$9.31		$9.82		$9.37		$10.84
Income/(loss) from investment operations:
Net investment income/(loss) (1)	(0.02)		0.04	0.12		0.11		0.09		0.12
Net realized and unrealized gain/(loss) on investments	0.25		0.98	(1.59)		(0.17)		0.48		(0.90)
Total from investment operations	0.23		1.02	(1.47)		(0.06)		0.57		(0.78)
Less distributions from:
Net investment income	(0.74)		(0.12)	(0.10)		(0.45)		(0.12)		(0.69)
Total distributions	(0.74)		(0.12)	(0.10)		(0.45)		(0.12)		(0.69)
Redemption fees collected (2)	0.00		0.00	0.00		0.00		0.00		0.00
Net assets, at end of year/period	$8.13		$8.64	$7.74		$9.31		$9.82		$9.37
Total return (3)	2.55	% (6)	13.46%	(15.94	)% (4)	(0.52	)% (4)	6.06	% (4)	(7.36)%
Net assets, at end of year/period(000s)	$5,492		$5,771	$9,711		$21,669		$40,624		$59,411
Ratios including the expenses and income of AFES Fund Limited applicable for the years 2017 through 2018:
Ratio of gross expenses to average net assets (5)	1.82	% (7)	2.20%	2.18%		2.08%		2.00%		1.99%
Ratio of net expenses to average net assets	1.59	% (7)	1.94%	1.94%		1.94%		1.94%		1.94%
Ratio of net investment income to average net assets	(0.46	)% (7)	0.55%	1.30%		1.17%		0.94%		1.14%
Portfolio Turnover Rate	9	% (6)	146%	68%		64%		53%		77%

^	Consolidated.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Not Annualized

(7)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	December 31,		June 30,	June 30,	June 30,		June 30,		June 30,
	2021		2021	2020	2019		2018^		2017^
	(Unaudited)
Net asset value, beginning of year/period	$8.60		$7.72	$9.30	$9.75		$9.31		$10.78
Income/(loss) from investment operations:
Net investment income/(loss) (1)	(0.05)		(0.01)	0.05	0.04		0.02		0.04
Net realized and unrealized gain/(loss) on investments	0.25		0.97	(1.58)	(0.18)		0.47		(0.88)
Total from investment operations	0.20		0.96	(1.53)	(0.14)		0.49		(0.84)
Less distributions from:
Net investment income	(0.63)		(0.08)	(0.05)	(0.31)		(0.05)		(0.63)
Total distributions	(0.63)		(0.08)	(0.05)	(0.31)		(0.05)		(0.63)
Redemption fees collected (2)	0.00		0.00	0.00	0.00		0.00		0.00
Net assets, at end of year/period	$8.17		$8.60	$7.72	$9.30		$9.75		$9.31
Total return (3)	2.22	% (6)	12.62%	(16.54)%	(1.42	)% (4)	5.26	% (4)	(8.02)%
Net assets, at end of year/period(000s)	$3,841		$4,315	$8,763	$15,878		$22,237		$31,270
Ratios including the expenses and income of AFES Fund Limited applicable for the years 2017 through 2018:
Ratio of gross expenses to average net assets (5)	2.57	% (7)	2.95%	2.93%	2.83%		2.75%		2.74%
Ratio of net expenses to average net assets	2.34	% (7)	2.69%	2.69%	2.69%		2.69%		2.69%
Ratio of net investment income to average net assets	(1.22	)% (7)	(0.16)%	0.55%	0.45%		0.18%		0.40%
Portfolio Turnover Rate	9	% (6)	146%	68%	64%		53%		77%

^	Consolidated.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Not Annualized

(7)	Annualized for periods less than one year.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	December 31,		June 30,	June 30,	June 30,		June 30,		June 30,
	2021		2021	2020	2019		2018^		2017^
	(Unaudited)
Net asset value, beginning of year/period	$8.60		$7.71	$9.27	$9.80		$9.36		$10.82
Income/(loss) from investment operations:
Net investment income/(loss) (1)	(0.01)		0.07	0.14	0.14		0.12		0.14
Net realized and unrealized gain/(loss) on investments	0.25		0.96	(1.57)	(0.17)		0.46		(0.88)
Total from investment operations	0.24		1.03	(1.43)	(0.03)		0.58		(0.74)
Less distributions from:
Net investment income	(0.77)		(0.14)	(0.13)	(0.50)		(0.14)		(0.72)
Total distributions	(0.77)		(0.14)	(0.13)	(0.50)		(0.14)		(0.72)
Redemption fees collected (2)	0.00		0.00	0.00	0.00		0.00		0.00
Net assets, at end of year/period	$8.07		$8.60	$7.71	$9.27		$9.80		$9.36
Total return (3)	2.72	% (6)	13.66%	(15.67)%	(0.24	)% (4)	6.22	% (4)	(7.05)%
Net assets, at end of year/period(000s)	$100,528		$133,684	$233,878	$424,680		$515,569		$379,132
Ratios including the expenses and income of AFES Fund Limited applicable for the years 2017 through 2018:
Ratio of gross expenses to average net assets (5)	1.57	% (7)	1.95%	1.93%	1.83%		1.75%		1.74%
Ratio of net expenses to average net assets	1.34	% (7)	1.69%	1.69%	1.69%		1.69%		1.69%
Ratio of net investment income to average net assets	(0.22	)% (7)	0.86%	1.55%	1.45%		1.20%		1.41%
Portfolio Turnover Rate	9	% (6)	146%	68%	64%		53%		77%

^	Consolidated.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Not annualized

(7)	Annualized for periods less than one year.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	December 31,		June 30,	June 30,	June 30,		June 30,		June 30,
	2021		2021	2020	2019		2018^		2017^
	(Unaudited)
Net asset value, beginning of year/period	$8.64		$7.73	$9.30	$9.82		$9.37		$10.84
Income/(loss) from investment operations:
Net investment income/(loss) (1)	(0.02)		0.05	0.12	0.11		0.09		0.12
Net realized and unrealized gain/(loss) on investments	0.25		0.98	(1.59)	(0.19)		0.48		(0.90)
Total from investment operations	0.23		1.03	(1.47)	(0.07)		0.57		(0.78)
Less distributions from:
Net investment income	(0.72)		(0.12)	(0.10)	(0.45)		(0.12)		(0.69)
Total distributions	(0.72)		(0.12)	(0.10)	(0.45)		(0.12)		(0.69)
Redemption fees collected (2)	0.00		0.00	0.00	0.00		0.00		0.00
Net assets, at end of year/period	$8.15		$8.64	$7.73	$9.30		$9.82		$9.37
Total return (3)	2.60	% (6)	13.57%	(15.95)%	(0.62	)% (4)	6.07	% (4)	(7.35)%
Net assets, at end of year/period(000s)	$12,885		$17,047	$40,706	$80,032		$90,121		$90,042
Ratios including the expenses and income of AFES Fund Limited applicable for the years 2017 through 2018:
Ratio of gross expenses to average net assets (5)	1.82	% (7)	2.20%	2.19%	2.08%		2.00%		1.99%
Ratio of net expenses to average net assets	1.59	% (7)	1.94%	1.94%	1.94%		1.94%		1.94%
Ratio of net investment income to average net assets	(0.48	)% (7)	0.66%	1.29%	1.21%		0.95%		1.15%
Portfolio Turnover Rate	9	% (6)	146%	68%	64%		53%		77%

^	Consolidated.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Not Annualized.

(7)	Annualized for periods less than one year.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2021

1.	ORGANIZATION AND CONSOLIDATION OF SUBSIDIARY

The Altegris Futures Evolution Strategy Fund (the “Fund”) is a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s commencement date, diversification status and investment objective is as follows:

	Commencement	Diversification
	Date	Status	Investment Objective
Altegris Futures Evolution Strategy Fund	October 31, 2011	Diversified	Long term capital appreciation.

The Fund offers Class A, Class C, Class I, and Class N shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of a Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase of up to 1.00% (the amount of the commissions paid on the shares redeemed). Class C and Class N shares of the Funds are offered at their NAV without an initial sales charge. Purchases of $1,000,000 of more of Class C shares are subject to a CDSC of up to 1.00% on shares redeemed within 12 months of purchase. If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class I shares of the Funds are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. All classes are subject to a 1.00% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”). The Fund operates as an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year ended. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”) . In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Options are valued based on the daily price reported from the counterparty or pricing agent. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars- using exchange rates obtained from pricing services. The independent- pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in portfolios of open- end or closed-end investment companies (the “underlying funds”) .. Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2021 for the Fund’s assets and liabilities measured at fair value:

FUTURES EVOLUTION STRATEGY FUND

Assets *	Level 1	Level 2	Level 3	Total
Open Ended Fund	$87,663,605	$—	$—	$87,663,605
Warrant	—	—	—	—
Purchased Options	—	24,649,079	—	24,649,079
Total	$87,663,605	$24,649,079	$—	$112,312,684

*	Refer to the Portfolio of Investments for security classification.

The Fund did not hold any Level 3 securities as of December 31, 2021.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid monthly. Distributable net realized capital gains, if any are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes tax benefits only for tax positions where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for all open tax years (2019-2021) or expected to be taken in the Fund’s 2022 tax return. The Fund identifies its major tax jurisdictions as U.S. federal and Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a fund are charged to that fund. Expenses, which are not readily identifiable to a particular fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Market and Geopolitical Risk - The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Option Transactions - When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non -income producing securities. The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. The Fund holds fully funded options with Nomura Securities (Bermuda), Ltd. The options provide exposure to the daily returns of a reference asset on a 1 to 1 basis. According to the terms of the option, the Adviser may increase or decrease this exposure on a daily basis. The Fund pays an upfront premium of 1.10% per annum, which is charged based on the contract year, which is accrued daily over the contract period. The option contracts were initially entered into as of August 16, 2017, and have a two year valuation period, which may be extended or reduced to zero at any time. Based on the terms of the call option agreement, the Fund amortizes the option premiums on a straight-line basis for a one-year period with the unamortized balance due from the counterparty as a rebate in the case of an early exercise subject to an early exercise fee. For the six months ended December 31, 2021, $267,738 of option premiums was amortized.

Other Investment Companies or Exchange Traded Funds – The Fund may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Fund invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended December 31, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to the following:

	Purchases	Sales
Futures Evolution Strategy Fund	$9,197,176	$34,371,733

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Counterparty Risk: The Fund invests in derivative instruments issued for the Funds by Nomura Securities (“Nomura”), a Nomura product or other counterparty’s products, as applicable (the “Product”). If Nomura or a counterparty becomes insolvent, it may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Nomura’s or any counterparty’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, achieve its desired level of exposure to a certain sector, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on each Fund’s Statement of Assets and Liabilities as of December 31, 2021:

Location on the Statement of Assets and Liabilities
Derivative Investment Type	Asset Derivatives
Purchased Options	Investment Securities at value

The following table sets forth the fair value of each Fund’s derivative contracts by primary risk exposure as of December 31, 2021:

Futures Evolution Strategy Fund
	Equity Risk	Interest Rate Risk	Currency Risk	Commodity Risk	Total
Purchased Options	$24,649,079	$—	$—	$—	$24,649,079
	$24,649,079	$—	$—	$—	$24,649,079

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended December 31, 2021:

Derivative Investment Type	Location of Gain (Loss) on Derivative
Options	Net realized gain/(loss) from purchased options
Net change unrealized appreciation/(depreciation) on purchased options

Altegris Futures Evolution Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2021

The effect of Derivative Instruments on the Statement of Operations for the six months ended December 31, 2021:

			Realized Gain	Change in Unrealized
Risk Type	Derivative	Location of Gain/Loss Derivatives	Derivatives	Depreciation on Derivatives
Futures Evolution Strategy Fund
Equity Risk	Options purchased	Net realized gain from purchased options	$6,798,618
Equity Risk		Net change in unrealized depreciation on purchased options		$(1,403,299)
Total			$6,798,618	$(1,403,299)

The notional value of the derivative instruments outstanding as of December 31, 2021 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for a Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Altegris Advisors, L.L.C., serves as the Fund’s investment advisor (the “Advisor”).

Pursuant to an advisory agreement with the Trust, on behalf of the Fund the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on each respective Fund’s average daily net assets computed at the following annual rates: 1.15% on the first $1 billion, 1.05% on net assets greater than $1 billion and less than or equal to $1.5 billion, 0.95% on net assets greater than $1.5 billion and less than or equal to $2 billion and 0.90% on net assets greater than $2 billion. During the six months ended December 31, 2021, the Advisor earned $835,620.

Pursuant to a written agreement (the “Waiver Agreement”) the Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2022, to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses such as litigation expenses) will not exceed the amounts below (the “Expense Limitation”). The Board may terminate this expense reimbursement arrangement at any time upon 60 days’ notice to the Advisor.

Class A	Class C	Class I	Class N
1.59%	2.34%	1.34%	1.59%

During the six months ended December 31, 2021, the Advisor waived $168,213 pursuant to the Waiver Agreement.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its respective Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective Expense Limitation. If the Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursement for the Fund shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). Cumulative expenses previously waived or reimbursed subject to the aforementioned conditions will expire as presented in the table below:

Jun-22	840,952
Jun-23	1,104,976
Jun-24	531,035
$2,476,963

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C and Class N shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25%, 1.00%, and 0.25% of the average daily net assets attributable to Class A, Class C and Class N shares, respectively. These fees are paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”) to provide compensation for ongoing distribution-related activities and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended December 31, 2021, pursuant to the Plans, the Funds incurred the following:

12b-1 Fees
Class A	$7,494
Class C	21,251
Class N	19,046

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. During the six months ended December 31, 2021, the Distributor received underwriting commissions for sales of Class A and Class C shares, respectively. The amounts of underwriting commissions received from the Fund and retained by the Distributor are as follows:

	Received		Retained
	Class A	Class C	Class A	Class C
Futures Evolution Strategy Fund	$2,285	$—	$290	$—

The Fund is part of a series of Altegris Mutual Funds (“Family”) comprised of the Fund and Altegris/AACA Real Estate Fund. The Family shares the minimum annual fees based on a percentage of the average net assets of each fund.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”): UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities. UFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”): NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”): Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the respective Fund in which the short-term redemption fee occurs. For the six months ended December 31, 2021, redemption fees for the Fund was as follows:

Class A	$291
Class C	—
Class I	426
Class N	—

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation/
Tax Cost	Appreciation	Depreciation	Depreciation
$113,599,378	$—	$(1,286,694)	$(1,286,694)

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2021	June 30, 2020
Ordinary Income	$4,015,974	$5,848,820
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$4,015,974	$5,848,820

As of June 30, 2021, the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$11,186,558	$—	$(5,942,442)	$(25,817,036)	$—	$800,343	$(19,772,577)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net realized gain (loss) from investments, and accumulated net investment income (loss) is primarily attributable to the tax deferral of losses on wash sales, bonds with perpetual maturities, and adjustments for controlled foreign corporations held through the options issued from Nomura.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $5,942,442.

At June 30, 2021, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring		CLCF
Short-Term	Long-Term	Total	Utilized
$9,825,781	$15,991,255	$25,817,036	$—

Permanent book and tax differences, primarily attributable to differences in book and tax treatment of controlled foreign corporations held through the options issued from Nomura resulted in reclassifications for the Fund for the fiscal year ended June 30, 2021 as follows:

Paid In	Accumulated
Capital	Earnings (Losses)
$3,607,526	$(3,607,526)

8.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund invests in other investment companies. Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk and high yield risk. Investors in the Funds will indirectly bear fees and expenses charged by the underlying

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2021

investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses. The Fund may invest in investment companies. Such investments would subject the Fund to similar risks.

The performance of the Futures Evolution Strategy Fund will be directly affected by the performance of the DoubleLine Low Duration Bond Fund Class I. The financial statements of these Funds, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Futures Evolution Strategy Fund’s financial statements. As of December 31, 2021, the percentage of the Futures Evolution Strategy Fund invested in the DoubleLine Low Duration Bond Fund Class I was 71.4%.

9.	NEW REGULATORY UPDATES

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”) . The Funds will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are currently evaluating the impact, if any, of this provision.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Altegris Funds
EXPENSE EXAMPLES (Unaudited)
December 31, 2021

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning July 1, 2021 and ending December 31, 2021.

Actual Expenses

The “Actual Expenses” section of each table provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Futures Evolution Strategy Fund
	Annualized	Beginning	Ending Account	Expenses Paid
Actual	Expense	Account Value	Value	During Period *
Expenses	Ratio	7/1/2021	12/31/2021	7/1/21-12/31/21
Class A	1.59%	$1,000.00	$1,025.50	$8.12
Class C	2.34%	$1,000.00	$1,022.20	$11.93
Class I	1.34%	$1,000.00	$1,027.20	$6.85
Class N	1.59%	$1,000.00	$1,026.00	$8.12

Hypothetical	Annualized	Beginning	Ending Account	Expenses Paid
(5% return before	Expense	Account Value	Value	During Period *
expenses)	Ratio	7/1/2021	12/31/2021	7/1/21-12/31/21
Class A	1.59%	$1,000.00	$1,017.19	$8.09
Class C	2.34%	$1,000.00	$1,013.41	$11.88
Class I	1.34%	$1,000.00	$1,018.45	$6.82
Class N	1.59%	$1,000.00	$1,017.19	$8.09

*	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1- 877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N- PORT is available on the SEC’s website at http://www.sec.gov.The information on Form N-PORT is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR	ADMINISTRATOR
Altegris Advisors, L.L.C.	Ultimus Fund Solutions, LLC
1200 Prospect Street, Suite 400	225 Pictoria Drive
La Jolla, CA 92037	Cincinnati, OH 45246

ABOUT ALTEGRIS

Altegris is a pioneer in providing access to alternative sources of income and growth.

With one of the leading research and investment teams focused solely on alternatives, Altegris follows a disciplined process for identifying, evaluating, selecting and monitoring investment talent across a spectrum of alternative strategies.

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Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 3/7/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 3/7/2022

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 3/7/2022